UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Shannon River Fund Management Co., LLC

Address:   850 Third Ave, 11th Floor
           New York, New York 10022


Form 13F File Number: 28-12219


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Spencer M. Waxman
Title:  Managing Member
Phone:  (212) 331-6555

Signature,  Place,  and  Date  of  Signing:

/s/ Spencer M. Waxman              New York, New York                 2/12/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              41

Form 13F Information Table Value Total:  $      752,497
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-12497              Shannon River Capital Management, LLC
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                          VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------ --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ACME PACKET INC                COM             004764106   16,862    762,300 SH       OTHER      01          762,300      0    0
AMERICAN TOWER CORP NEW        COM             03027X100   47,907    620,000 SH       OTHER      01          620,000      0    0
AMERISOURCEBERGEN CORP         COM             03073E105   26,988    625,000 SH       OTHER      01          625,000      0    0
ANDINA ACQUISITION CORP        UNIT 99/99/9999 G0440W118    1,000    100,000 SH       OTHER      01          100,000      0    0
COGENT COMM GROUP INC          COM NEW         19239V302   14,834    655,200 SH       OTHER      01          655,200      0    0
DESCARTES SYS GROUP INC        COM             249906108    6,464    695,100 SH       OTHER      01          695,100      0    0
EBAY INC                       COM             278642103   28,049    550,000 SH       OTHER      01          550,000      0    0
EQUINIX INC                    COM NEW         29444U502   13,609     66,000 SH       OTHER      01           66,000      0    0
EXTREME NETWORKS INC           COM             30226D106    6,185  1,699,200 SH       OTHER      01        1,699,200      0    0
FACEBOOK INC                   CL A            30303M102   35,937  1,350,000 SH       OTHER      01        1,350,000      0    0
GROUPON INC                    COM CL A        399473107    3,888    800,000 SH       OTHER      01          800,000      0    0
HAWAIIAN TELCOM HOLDCO INC     COM             420031106    5,330    273,344 SH       OTHER      01          273,344      0    0
IMAX CORP                      COM             45245E109    7,418    330,000 SH       OTHER      01          330,000      0    0
IMMERSION CORPORATION          COM             452521107   13,079  1,903,724 SH       OTHER      01        1,903,724      0    0
INTERDIGITAL INC               COM             45867G101   42,100  1,024,588 SH       OTHER      01        1,024,588      0    0
INTERXION HOLDING N.V          SHS             N47279109   37,577  1,581,535 SH       OTHER      01        1,581,535      0    0
LOGMEIN INC                    COM             54142L109    2,062     92,000 SH       OTHER      01           92,000      0    0
LORAL SPACE & COMMUNICATNS INC COM             543881106   34,034    622,656 SH       OTHER      01          622,656      0    0
LUMOS NETWORKS CORP CMN        COM             550283105   10,521  1,050,000 SH       OTHER      01        1,050,000      0    0
MADISON SQUARE GARDEN CO       CL A            55826P100   32,992    743,900 SH       OTHER      01          743,900      0    0
MEDIDATA SOLUTIONS INC         COM             58471A105    8,244    210,406 SH       OTHER      01          210,406      0    0
MELLANOX TECHNOLOGIES LTD      SHS             M51363113    4,454     75,000 SH       OTHER      01           75,000      0    0
NETAPP INC                     COM             64110D104   23,988    715,000 SH       OTHER      01          715,000      0    0
NII HLDGS INC                  CL B NEW        62913F201    5,882    825,000 SH       OTHER      01          825,000      0    0
PDF SOLUTIONS INC              COM             693282105   17,301  1,255,524 SH       OTHER      01        1,255,524      0    0
PEGASYSTEMS INC                COM             705573103    9,936    438,106 SH       OTHER      01          438,106      0    0
REGAL ENTMT GROUP              CL A            758766109   18,577  1,331,700 SH       OTHER      01        1,331,700      0    0
ROGERS COMMUNICATIONS INC      CL B            775109200   32,620    716,600 SH       OTHER      01          716,600      0    0
SCIENTIFIC GAMES CORP          CL A            80874P109    7,237    834,739 SH       OTHER      01          834,739      0    0
SEACHANGE INTERNATIONAL INC    COM             811699107    5,031    520,222 SH       OTHER      01          520,222      0    0
7 DAYS GROUP HLDGS LTD         ADR             81783J101    4,012    332,700 SH       OTHER      01          332,700      0    0
SIRIUS XM RADIO INC            COM             82967N108   31,068 10,750,000 SH       OTHER      01       10,750,000      0    0
SIX FLAGS ENTMT CORP NEW       COM             83001A102   20,813    340,075 SH       OTHER      01          340,075      0    0
STAMPS COM INC                 COM NEW         852857200   13,845    549,400 SH       OTHER      01          549,400      0    0
TIVO INC                       COM             888706108   46,217  3,754,461 SH       OTHER      01        3,754,461      0    0
TW TELECOM INC                 COM             87311L104   27,215  1,068,500 SH       OTHER      01        1,068,500      0    0
UNWIRED PLANET INC NEW         COM             91531F103    5,295  4,412,700 SH       OTHER      01        4,412,700      0    0
VIRGIN MEDIA INC               COM             92769L101   32,362    880,600 SH       OTHER      01          880,600      0    0
WEB COM GROUP INC              COM             94733A104   17,598  1,189,025 SH       OTHER      01        1,189,025      0    0
WI-LAN INC                     COM             928972108    4,534    998,700 SH       OTHER      01          998,700      0    0
YAHOO INC                      COM             984332106   29,432  1,479,000 SH       OTHER      01        1,479,000      0    0